PENSION PLAN	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
PENSION PLAN	PENSION PLAN

As at December 31
($ millions)	2025	2024
Registered defined benefit net asset	(53)	(23)
Supplemental defined benefit net obligation	16	15
Net employee benefit assets	(37)	(8)
Pembina maintains defined contribution plans and non-contributory defined benefit pension plans covering its employees. Pembina contributes five to 10 percent of an employee's salary to the defined contribution plan, until the employee's age plus years of service equals 50, at which time they become eligible for the defined benefit plans. Pembina ended eligibility for new entrants to the defined benefit plan as of January 1, 2021. Pembina recognized $17 million in expense for the defined contribution plan during the year (2024: $16 million). The defined benefit plans include a funded registered plan for all eligible employees and an unfunded supplemental retirement plan for those employees affected by the Canada Revenue Agency maximum pension limits. The defined benefit plans are administered by separate pension funds that are legally separated from Pembina. Benefits under the plans are based on the length of service and the annual average best three years of earnings during the last 10 years of service of the employee. Benefits paid out of the plans are not indexed. Pembina measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial funding valuation was at December 31, 2024. The defined benefit plans expose Pembina to actuarial risks such as longevity risk, interest rate risk, and market (investment) risk.
Defined Benefit Obligations

As at December 31	2025		2024
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	16	—	15
Present value of funded obligations	278	—	269	—
Total present value of obligations	278	16	269	15
Fair value of plan assets	331	—	292	—
Recognized defined benefit assets (obligations)	53	(16)	23	(15)
Pembina funds the defined benefit obligation plans in accordance with government regulations by contributing to trust funds administered by an independent trustee. The funds are invested primarily in equities and bonds. Defined benefit plan contributions totaled $17 million for the year ended December 31, 2025 (2024: $18 million).
Pembina has determined that, in accordance with the terms and conditions of the defined benefit plans, and in accordance with statutory requirements of the plans, the present value of refunds or reductions in future contributions is not lower than the balance of the total fair value of the plan assets less the total present value of obligations. As such, no decrease in the defined benefit asset is necessary at December 31, 2025 (2024: nil).
Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2025	2024
Equity securities	63	61
Debt	33	34
Other	4	5
	100	100
Movement in the Present Value of the Defined Benefit Pension Obligation

	2025		2024
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	269	15	250	14
Benefits paid by the plan	(18)	(1)	(15)	(1)
Current service costs	30	1	28	1
Interest expense	13	1	11	1
Actuarial gain in other comprehensive income	(16)	—	(5)	—
Defined benefit obligations at December 31	278	16	269	15
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2025	2024
Fair value of plan assets at January 1	292	255
Contributions paid into the plan	17	18
Benefits paid by the plan	(18)	(15)
Return on plan assets	26	22
Interest income	14	12
Fair value of registered plan assets at December 31	331	292
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2025	2024
Registered Plan
Current service costs	30	29
Interest on obligation	13	11
Interest on plan assets	(14)	(12)
	29	28
The expense is recognized in the following line items in the Consolidated Statement of Comprehensive Income:

For the years ended December 31
($ millions)	2025	2024
Registered Plan
Operating expenses	16	15
General and administrative expense	13	13
	29	28
Expense recognized for the Supplemental Plan was less than $2 million for each of the years ended December 31, 2025 and 2024.
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2025			2024
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	13	1	14	(8)	1	(7)
Remeasurements:
Financial assumptions	10	—	10	2	—	2
Experience adjustments	3	—	3	2	—	2
Return on plan assets excluding interest income	19	—	19	17	—	17
Recognized gain during the period after tax	32	—	32	21	—	21
Balance at December 31	45	1	46	13	1	14
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2025	2024
Discount rate	5.0	4.7
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2025	2024
Longevity at age 65 for current pensioners
Males	22	22
Females	25	24
Longevity at age 65 for current member aged 45
Males	23	23
Females	25	25
The calculation of the defined benefit obligation is sensitive to the discount rate, compensation increases, retirements and termination rates as set out above. A change in the estimated discount rate of five percent by 100 basis points at December 31, 2025 is considered reasonably possible in the next financial year. An increase by 100 basis points would result in a $32 million reduction to the obligation whereas, a decrease would lead to a $40 million increase to the obligation.
Pembina expects to contribute $19 million to the defined benefit plans in 2026.